GOODWILL	12 Months Ended
Dec. 31, 2024
GOODWILL
GOODWILL
9.	GOODWILL
Goodwill, which is not tax deductible, represents the synergy effects of the business combinations. The changes in the carrying amount of goodwill for the years ended December 31, 2023 and 2024 were as follows (RMB in millions):

	2023	2024
Balance at beginning of year	59,337	59,372
Acquisition of an OTA company focusing on accommodation reservation (Note 2)	—	1,533
Others	35	6

Balance at end of year	59,372	60,911

Goodwill resulting from the business combinations has been allocated to the single reporting unit of the Company. For the years ended December 31, 2022, 2023 and 2024, the Company performed a qualitative assessment by evaluating relevant events and circumstances that would affect the Company’s single reporting unit and did not note any indicator that it is more likely than not that the fair value of the Company’s reporting unit is less than its carrying amount, and therefore the Company’s goodwill was not impaired. As of December 31, 2024, there had not been any accumulated goodwill impairment provided.